OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable Abstract
OTHER ACCOUNTS RECEIVABLE
NOTE 9:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2024	2023

Interest receivable	64	53
Government authorities	173	298
Advances to supplies	584	328
Prepaid expenses	606	552
Others	43	561

	1,470	1,792